Leases - ROU Assets and Lease Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2020	Mar. 31, 2019
Leases [Abstract]
Operating leases, net	$ 40.5	$ 0.0
Finance leases, net	1.7	0.0
Total right-of-use assets	42.2
Current	14.3	0.0
Non-Current	41.4	0.0
Total operating lease liabilities	55.7
Current	0.5	0.0
Non-Current	1.5	$ 0.0
Total finance lease liabilities	2.0
Total lease liabilities	$ 57.7